DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 11 – DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are comprised of the fair value of conversion features embedded in convertible promissory notes for which the conversion rate is not fixed but instead is adjusted based on a discount to the market price of the Company’s common stock. The fair market value of the derivative liabilities was calculated at inception of each convertible promissory notes for which the conversion rate is not fixed and allocated to the respective convertible notes. The derivative financial instruments are then revalued at the end of each period, with the change in value recorded to “Change in fair value of on derivative financial instruments.”

Derivative financial instruments and changes thereto recorded in the years ended December 31, 2025 and 2024, include the following:

	Year Ended December 31,
	2025	2024

Balance, beginning of period	$-	$-
Inception of derivative financial instruments	484,330	-
Change in fair value of derivative financial instruments	150,094	-
Conversion or extinguishment of derivative financial instruments	-	-

Balance, end of period	$634,424	$-

Fair market value of the derivative financial instruments is measured using the following range of assumptions:

	Year Ended December 31,
	2025	2024

Pricing model utilized	Black Scholes	N/A
Risk free rate range	3.47% to 3.98%	N/A
Expected life range (in years)	0.50 to 1.00	N/A
Volatility range	122.57% to 181.94%	N/A
Dividend yield	0.00%	N/A

The entire amount of derivative instrument liabilities is classified as current due to the fact that settlement of the derivative instruments could be required within twelve months of the balance sheet date. The Company had no derivative financial instruments in the year ended December 31, 2024.